UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2013

Market
Value
Shares	($000)
Common Stocks (97.0%)[1]
Consumer Discretionary (9.4%)
Lowe's Cos. Inc.	4,111,800	183,304
Nordstrom Inc.	2,363,100	144,716
GNC Holdings Inc. Class A	2,656,200	140,194
Staples Inc.	7,966,725	135,594
Omnicom Group Inc.	1,967,075	126,424
Newell Rubbermaid Inc.	4,151,700	112,179
Ford Motor Co.	6,603,800	111,472
*	Toll Brothers Inc.	3,312,500	108,882
Comcast Corp.	2,486,700	107,201
Delphi Automotive plc	1,743,350	93,653
*	General Motors Co.	2,199,250	78,887
Kohl's Corp.	786,975	41,694
TJX Cos. Inc.	737,600	38,385
Lennar Corp. Class A	833,100	28,217
*	Apollo Group Inc. Class A	1,048,011	19,095
*,2 Buck Holdings LP Private Placement	NA	6,046
1,475,943
Consumer Staples (4.0%)
Japan Tobacco Inc.	5,601,600	195,557
Bunge Ltd.	2,294,500	174,405
CVS Caremark Corp.	2,021,900	124,327
Dr Pepper Snapple Group Inc.	1,647,500	77,004
Molson Coors Brewing Co. Class B	761,800	38,136
Ingredion Inc.	193,400	12,996
622,425
Energy (12.5%)
Baker Hughes Inc.	5,398,925	256,071
*	Cobalt International Energy Inc.	7,921,300	228,530
Royal Dutch Shell plc ADR	2,640,524	180,480
Pioneer Natural Resources Co.	1,143,800	177,014
BP plc ADR	4,170,900	172,842
Anadarko Petroleum Corp.	1,806,499	159,911
*	Southwestern Energy Co.	4,066,500	157,740
Halliburton Co.	2,963,400	133,916
Canadian Natural Resources Ltd.	4,185,100	129,822
Exxon Mobil Corp.	1,182,925	110,899
National Oilwell Varco Inc.	1,357,700	95,270
Apache Corp.	786,475	63,115
Valero Energy Corp.	1,028,500	36,789
Inpex Corp.	7,046	30,807
Statoil ASA ADR	1,292,300	27,901
1,961,107
Exchange-Traded Fund (0.8%)
3	Vanguard Value ETF	1,839,100	131,036

Financials (24.5%)
Citigroup Inc.	6,737,950	351,317
Wells Fargo & Co.	7,541,800	328,068

* American International Group Inc.	6,912,800	314,601
MetLife Inc.	5,627,950	272,505
Bank of America Corp.	15,942,000	232,753
Ameriprise Financial Inc.	2,537,900	225,873
Unum Group	6,790,800	214,861
PNC Financial Services Group Inc.	2,455,600	186,748
Principal Financial Group Inc.	3,526,400	152,905
XL Group plc Class A	4,754,500	149,054
JPMorgan Chase & Co.	2,110,150	117,599
* IntercontinentalExchange Inc.	598,300	109,160
UBS AG	5,399,650	106,211
Morgan Stanley	3,575,916	97,301
Goldman Sachs Group Inc.	561,175	92,050
Willis Group Holdings plc	2,013,100	86,161
ACE Ltd.	915,300	83,640
Weyerhaeuser Co.	2,737,000	77,731
ING US Inc.	2,410,350	75,010
State Street Corp.	1,040,925	72,521
KeyCorp	5,830,900	71,662
Comerica Inc.	1,672,700	71,157
Axis Capital Holdings Ltd.	1,602,221	69,793
Invesco Ltd.	1,902,750	61,249
Regions Financial Corp.	4,739,400	47,441
Franklin Resources Inc.	918,225	44,883
Fifth Third Bancorp	2,283,800	43,917
Hartford Financial Services Group Inc.	1,382,425	42,662
Allstate Corp.	824,000	42,007
		3,840,840
Health Care (12.0%)
Cigna Corp.	3,228,434	251,269
Roche Holding AG	919,675	226,322
UnitedHealth Group Inc.	2,916,400	212,460
Medtronic Inc.	2,932,700	162,002
Bristol-Myers Squibb Co.	3,415,000	147,665
Sanofi	1,303,448	136,450
Covidien plc	2,138,400	131,789
McKesson Corp.	910,500	111,682
Merck & Co. Inc.	2,196,500	105,805
Becton Dickinson and Co.	820,275	85,079
Daiichi Sankyo Co. Ltd.	4,757,600	77,423
Abbott Laboratories	1,884,175	69,017
Aetna Inc.	709,656	45,539
* Laboratory Corp. of America Holdings	446,125	43,158
* Hospira Inc.	1,020,850	41,549
Quest Diagnostics Inc.	642,875	37,486
		1,884,695
Industrials (12.0%)
Eaton Corp. plc	4,116,600	283,839
* Delta Air Lines Inc.	8,408,200	178,506
Pentair Ltd.	2,729,600	166,724
Dover Corp.	1,920,700	164,489
Fiat Industrial SPA	13,091,491	161,631
Honeywell International Inc.	1,767,400	146,659
KBR Inc.	3,813,472	119,285
SKF AB	4,128,402	114,584
Chicago Bridge & Iron Co. NV	1,788,100	106,535

Rexel SA	4,094,398	99,586
Masco Corp.	3,729,198	76,523
Northrop Grumman Corp.	758,100	69,791
L-3 Communications Holdings Inc.	733,375	68,314
Parker Hannifin Corp.	657,950	67,953
General Dynamics Corp.	549,600	46,903
		1,871,322
Information Technology (16.6%)
Cisco Systems Inc.	10,921,400	279,042
Hewlett-Packard Co.	8,952,600	229,903
* Arrow Electronics Inc.	4,681,550	213,713
ASML Holding NV	2,126,404	191,164
Avago Technologies Ltd. Class A	4,901,700	179,794
* SanDisk Corp.	2,763,200	152,307
EMC Corp.	5,388,100	140,899
* Check Point Software Technologies Ltd.	2,491,000	140,268
Oracle Corp.	4,208,150	136,134
* Google Inc. Class A	150,350	133,451
* Lam Research Corp.	2,439,300	120,062
Intel Corp.	4,894,800	114,049
Analog Devices Inc.	2,288,500	112,960
Microsoft Corp.	3,548,075	112,935
TE Connectivity Ltd.	1,855,560	94,708
Apple Inc.	162,400	73,486
Accenture plc Class A	854,100	63,041
Dell Inc.	4,536,225	57,474
* Skyworks Solutions Inc.	1,338,200	32,143
Maxim Integrated Products Inc.	479,400	13,711
		2,591,244
Materials (3.7%)
International Paper Co.	4,428,700	213,950
Celanese Corp. Class A	2,185,800	105,049
LyondellBasell Industries NV Class A	1,395,600	95,892
* Owens-Illinois Inc.	1,858,800	55,299
Rexam plc	7,264,155	54,338
Dow Chemical Co.	1,476,900	51,751
		576,279
Telecommunication Services (0.2%)
T-Mobile US Inc.	1,033,250	24,912

Utilities (1.3%)
PG&E Corp.	2,517,700	115,537
Entergy Corp.	1,168,925	78,903
Edison International	277,400	13,828
		208,268
Total Common Stocks (Cost $11,638,261)		15,188,071

	Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (1.6%)
4 Vanguard Market Liquidity Fund	0.124%		254,721,800	254,722

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.1%)
Bank of America Securities, LLC
(Dated 7/31/13, Repurchase Value
$166,900,000, collateralized by
Government National Mortgage Assn.
3.500%-4.500%, 11/20/41-11/20/42, with a
value of $170,238,000)	0.070%	8/1/13	166,900	166,900

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.085%-0.110%	8/21/13	11,000	10,999
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	6,500	6,499
				17,498
Total Temporary Cash Investments (Cost $439,120)				439,120
Total Investments (99.8%) (Cost $12,077,381)				15,627,191
Other Assets and Liabilities-Net (0.2%)				38,671
Net Assets (100%)				15,665,862

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 1.5%, respectively, of net assets.
2 Restricted security represents 0.0% of net assets. Shares not applicable for this private placement.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $8,899,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

Windsor Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,085,327	1,096,698	6,046
Temporary Cash Investments	254,722	184,398	—
Futures Contracts—Liabilities[1]	(515)	—	—
Total	14,339,534	1,281,096	6,046
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Windsor Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	385	161,748	4,720
E-mini S&P 500 Index	September 2013	550	46,214	317

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		July 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	243,462	4,589	97,377	—	NA1

1 Not applicable — At July 31, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.

G. At July 31, 2013, the cost of investment securities for tax purposes was $12,077,381,000. Net unrealized appreciation of investment securities for tax purposes was $3,549,810,000, consisting of unrealized gains of $3,656,402,000 on securities that had risen in value since their purchase and $106,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Windsor II Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (8.0%)
Target Corp.	11,599,900	826,493
Carnival Corp.	11,895,686	440,497
Comcast Corp.	5,088,384	219,360
Viacom Inc. Class B	2,975,600	216,534
Advance Auto Parts Inc.	2,227,800	183,771
* General Motors Co.	4,813,005	172,643
Service Corp. International	8,260,423	156,700
Omnicom Group Inc.	2,299,300	147,776
American Eagle Outfitters Inc.	6,202,373	121,815
Delphi Automotive plc	2,043,404	109,772
Genuine Parts Co.	1,285,348	105,386
Macy's Inc.	1,907,000	92,184
* AutoZone Inc.	177,262	79,516
Renault SA	985,171	77,621
* Big Lots Inc.	2,047,350	73,971
Johnson Controls Inc.	1,719,300	69,133
Ford Motor Co.	3,715,459	62,717
Lowe's Cos. Inc.	1,263,591	56,331
Wyndham Worldwide Corp.	783,211	48,794
Volkswagen AG	204,523	46,477
Hyundai Motor Co.	222,182	45,941
Time Warner Cable Inc.	383,700	43,769
Interpublic Group of Cos. Inc.	2,484,000	40,862
Volkswagen AG Prior Pfd.	161,020	38,199
Hasbro Inc.	813,653	37,428
Magna International Inc.	302,900	23,160
* Bed Bath & Beyond Inc.	142,482	10,896
* CST Brands Inc.	127,644	4,162
Time Warner Inc.	30,699	1,911
Whirlpool Corp.	8,300	1,112
Foot Locker Inc.	29,000	1,048
Gannett Co. Inc.	28,400	732
H&R Block Inc.	5,800	182
Staples Inc.	4,300	73
Starwood Hotels & Resorts Worldwide Inc.	600	40
		3,557,006
Consumer Staples (8.7%)
Philip Morris International Inc.	12,627,653	1,126,134
Diageo plc ADR	5,253,620	658,436
Imperial Tobacco Group plc ADR	8,734,425	586,429
Altria Group Inc.	12,392,432	434,479
Wal-Mart Stores Inc.	4,290,300	334,386
Molson Coors Brewing Co. Class B	5,695,735	285,128
CVS Caremark Corp.	3,540,693	217,717
Sysco Corp.	4,276,877	147,595
Mondelez International Inc. Class A	1,441,861	45,087
PepsiCo Inc.	277,400	23,174
Procter & Gamble Co.	56,790	4,560

	Kraft Foods Group Inc.	31,700	1,794
	Kimberly-Clark Corp.	16,000	1,581
	Kroger Co.	36,300	1,425
	General Mills Inc.	26,500	1,378
	JM Smucker Co.	11,800	1,328
	Ingredion Inc.	15,300	1,028
	Energizer Holdings Inc.	8,700	886
	Reynolds American Inc.	17,500	865
	Archer-Daniels-Midland Co.	10,500	383
	Safeway Inc.	11,500	297
			3,874,090
Energy (13.4%)
	ConocoPhillips	11,927,889	773,643
	Phillips 66	12,325,194	757,999
	BP plc ADR	18,203,350	754,347
	Occidental Petroleum Corp.	8,386,114	746,783
^	Seadrill Ltd.	10,969,707	468,187
	Spectra Energy Corp.	9,950,311	358,112
	Marathon Petroleum Corp.	3,890,448	285,287
	Apache Corp.	2,661,900	213,617
	Chevron Corp.	1,555,010	195,760
	Anadarko Petroleum Corp.	1,556,500	137,781
	Devon Energy Corp.	2,253,300	123,954
	CONSOL Energy Inc.	3,991,520	123,857
	Transocean Ltd.	2,370,415	111,789
	Total SA ADR	1,771,100	93,957
	HollyFrontier Corp.	2,053,200	93,523
	Royal Dutch Shell plc ADR	1,295,800	91,833
*	Cobalt International Energy Inc.	2,684,500	77,448
	Ensco plc Class A	1,230,971	70,584
	Noble Corp.	1,825,078	69,718
	Valero Energy Corp.	1,830,100	65,463
	Halliburton Co.	1,268,043	57,303
*	Cameron International Corp.	904,259	53,623
	Kinder Morgan Inc.	1,354,225	51,136
*	Dresser-Rand Group Inc.	773,210	47,065
*	Weatherford International Ltd.	2,074,250	28,957
	Marathon Oil Corp.	788,500	28,670
	Murphy Oil Corp.	301,200	20,397
	Royal Dutch Shell plc ADR	232,905	15,919
	Hess Corp.	207,850	15,476
	Gazprom OAO ADR	1,553,600	12,006
	Exxon Mobil Corp.	102,182	9,580
*	Kosmos Energy Ltd.	832,400	8,790
	Tesoro Corp.	20,000	1,137
	Chesapeake Energy Corp.	6,500	151
			5,963,852
Exchange-Traded Funds (1.4%)
2	Vanguard Total Stock Market ETF	3,197,800	279,424
^,2 Vanguard Value ETF		2,511,200	178,923
	SPDR S&P 500 ETF Trust	864,100	145,739
			604,086
Financials (21.1%)
	JPMorgan Chase & Co.	21,440,453	1,194,876
	Wells Fargo & Co.	24,603,441	1,070,250
	Citigroup Inc.	19,029,744	992,211

American Express Co.	13,335,096	983,730
Bank of America Corp.	60,650,695	885,500
PNC Financial Services Group Inc.	11,137,368	846,997
Capital One Financial Corp.	10,825,906	747,204
XL Group plc Class A	12,748,832	399,676
SLM Corp.	15,720,252	388,447
MetLife Inc.	4,278,679	207,174
* American International Group Inc.	3,755,764	170,925
Morgan Stanley	5,514,900	150,060
SunTrust Banks Inc.	4,205,067	146,294
Goldman Sachs Group Inc.	864,744	141,844
Lincoln National Corp.	3,285,361	136,901
BNP Paribas SA	1,603,000	103,934
Regions Financial Corp.	8,953,700	89,627
Barclays plc	19,780,916	86,423
Corrections Corp. of America	2,513,599	83,074
Lexington Realty Trust	5,955,600	74,683
Allstate Corp.	1,274,700	64,984
Hartford Financial Services Group Inc.	2,097,018	64,714
Prudential Financial Inc.	785,200	62,007
Vornado Realty Trust	677,000	57,416
Unum Group	1,688,100	53,412
ACE Ltd.	565,422	51,668
Nordea Bank AB	3,611,800	45,782
Bank of New York Mellon Corp.	1,017,100	31,988
* IntercontinentalExchange Inc.	164,756	30,060
State Street Corp.	26,600	1,853
Travelers Cos. Inc.	20,400	1,704
Fifth Third Bancorp	78,200	1,504
Ameriprise Financial Inc.	15,800	1,406
Everest Re Group Ltd.	8,600	1,148
Discover Financial Services	22,400	1,109
RenaissanceRe Holdings Ltd.	12,500	1,087
PartnerRe Ltd.	12,000	1,075
US Bancorp	21,849	815
Host Hotels & Resorts Inc.	44,600	797
Ventas Inc.	12,000	789
Kimco Realty Corp.	31,500	710
Weyerhaeuser Co.	24,100	684
Axis Capital Holdings Ltd.	15,700	684
Plum Creek Timber Co. Inc.	14,000	683
Realty Income Corp.	14,500	629
UDR Inc.	25,000	626
Aflac Inc.	9,725	600
Weingarten Realty Investors	17,900	561
Regency Centers Corp.	10,100	533
Simon Property Group Inc.	3,100	496
Zions Bancorporation	14,600	433
HCC Insurance Holdings Inc.	9,500	423
Apartment Investment & Management Co. Class A	10,100	297
HCP Inc.	900	40
		9,382,547
Health Care (16.0%)
Pfizer Inc.	42,452,097	1,240,875
WellPoint Inc.	12,925,424	1,105,899
Johnson & Johnson	11,192,650	1,046,513
Medtronic Inc.	17,969,600	992,641

Merck & Co. Inc.	14,929,200	719,140
UnitedHealth Group Inc.	4,717,398	343,663
* CareFusion Corp.	5,587,775	215,521
McKesson Corp.	1,754,875	215,253
Baxter International Inc.	2,723,900	198,954
Zoetis Inc.	5,535,165	165,003
* Gilead Sciences Inc.	2,631,800	161,724
St. Jude Medical Inc.	1,892,216	99,133
Covidien plc	1,250,772	77,085
Aetna Inc.	1,173,200	75,284
AbbVie Inc.	1,590,191	72,322
Sanofi	633,700	66,338
Thermo Fisher Scientific Inc.	505,011	46,012
AstraZeneca plc ADR	901,500	45,724
* Express Scripts Holding Co.	671,653	44,027
Amgen Inc.	340,499	36,873
Sanofi ADR	668,700	34,425
Humana Inc.	362,700	33,100
Novartis AG ADR	413,100	29,582
Abbott Laboratories	641,998	23,516
Quest Diagnostics Inc.	296,800	17,306
Zimmer Holdings Inc.	186,000	15,527
* Mallinckrodt plc	56,237	2,581
Eli Lilly & Co.	43,700	2,321
Becton Dickinson and Co.	11,400	1,182
Cigna Corp.	10,900	848
Omnicare Inc.	15,500	818
Bristol-Myers Squibb Co.	17,653	763
* Charles River Laboratories International Inc.	5,850	266
* Covance Inc.	2,900	239
		7,130,458
Industrials (12.0%)
Raytheon Co.	13,345,756	958,759
Honeywell International Inc.	10,642,698	883,131
Emerson Electric Co.	11,178,800	686,043
General Dynamics Corp.	6,236,560	532,228
General Electric Co.	20,750,307	505,685
Illinois Tool Works Inc.	6,605,130	475,834
Tyco International Ltd.	5,806,609	202,128
3 Exelis Inc.	11,853,005	175,187
Xylem Inc.	6,485,599	161,686
ITT Corp.	3,694,451	115,415
Republic Services Inc. Class A	2,238,800	75,918
* Terex Corp.	2,025,200	59,703
Joy Global Inc.	1,087,700	53,841
Cummins Inc.	395,600	47,943
FedEx Corp.	441,000	46,746
ADT Corp.	1,152,319	46,185
Boeing Co.	432,500	45,456
Lockheed Martin Corp.	377,400	45,333
PACCAR Inc.	699,800	39,378
United Technologies Corp.	372,209	39,294
Stanley Black & Decker Inc.	371,100	31,402
* Sensata Technologies Holding NV	828,783	31,146
* WABCO Holdings Inc.	305,405	24,145
Northrop Grumman Corp.	188,376	17,342
Embraer SA ADR	463,600	15,748

L-3 Communications Holdings Inc.	13,800	1,285
Towers Watson & Co. Class A	13,400	1,129
* Delta Air Lines Inc.	50,600	1,074
Avery Dennison Corp.	23,600	1,056
* Hertz Global Holdings Inc.	24,600	630
United Parcel Service Inc. Class B	6,400	556
Rockwell Collins Inc.	2,500	178
		5,321,584
Information Technology (8.0%)
Microsoft Corp.	34,687,045	1,104,089
Intel Corp.	16,495,900	384,354
Cisco Systems Inc.	12,481,400	318,900
EMC Corp.	8,603,181	224,973
Hewlett-Packard Co.	6,857,850	176,110
Corning Inc.	11,270,100	171,193
QUALCOMM Inc.	2,508,400	161,917
International Business Machines Corp.	802,255	156,472
Apple Inc.	289,002	130,773
Samsung Electronics Co. Ltd.	110,400	125,803
Oracle Corp.	3,475,396	112,429
Texas Instruments Inc.	2,623,000	102,822
* Google Inc. Class A	94,925	84,255
Western Digital Corp.	1,250,600	80,514
* Check Point Software Technologies Ltd.	915,600	51,557
* Juniper Networks Inc.	2,064,300	44,733
Mastercard Inc. Class A	68,052	41,553
* SanDisk Corp.	695,900	38,358
TE Connectivity Ltd.	453,775	23,161
Seagate Technology plc	31,450	1,287
Fidelity National Information Services Inc.	28,800	1,243
Computer Sciences Corp.	25,200	1,201
Applied Materials Inc.	54,100	882
Maxim Integrated Products Inc.	6,900	197
CA Inc.	4,700	140
Xerox Corp.	7,300	71
NVIDIA Corp.	3,300	48
		3,539,035
Materials (1.4%)
EI du Pont de Nemours & Co.	5,322,888	307,078
Eastman Chemical Co.	1,940,300	156,058
Carpenter Technology Corp.	1,563,600	81,745
Mosaic Co.	1,097,110	45,080
Praxair Inc.	304,444	36,585
LyondellBasell Industries NV Class A	24,820	1,705
Rock Tenn Co. Class A	10,800	1,235
* Owens-Illinois Inc.	38,700	1,151
Westlake Chemical Corp.	10,800	1,124
CF Industries Holdings Inc.	5,500	1,078
Dow Chemical Co.	30,000	1,051
International Paper Co.	20,700	1,000
		634,890
Telecommunication Services (2.6%)
AT&T Inc.	14,309,207	504,686
Verizon Communications Inc.	9,853,209	487,537
Vodafone Group plc ADR	2,761,800	82,716

CenturyLink Inc.	2,044,200	73,284
1,148,223
Utilities (4.1%)
3	CenterPoint Energy Inc.	25,765,313	639,495
Public Service Enterprise Group Inc.	17,943,058	606,296
Entergy Corp.	5,427,878	366,382
Exelon Corp.	2,468,100	75,499
*	Calpine Corp.	2,811,933	56,267
NRG Energy Inc.	1,538,000	41,249
Edison International	418,100	20,842
American Electric Power Co. Inc.	30,000	1,391
DTE Energy Co.	18,600	1,315
UGI Corp.	29,900	1,256
CMS Energy Corp.	42,100	1,178
Pinnacle West Capital Corp.	19,800	1,166
AES Corp.	87,900	1,093
PG&E Corp.	17,900	821
Ameren Corp.	5,600	201
Duke Energy Corp.	2,600	185
American Water Works Co. Inc.	1,500	64
1,814,700
Total Common Stocks (Cost $31,706,653)	42,970,471
Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.5%)
[4,5] Vanguard Market Liquidity Fund	0.124%	1,556,324,998	1,556,325

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.110%	8/21/13	5,000	5,000
[6,7] Fannie Mae Discount Notes	0.130%	9/18/13	30,000	29,995
[6,7] Freddie Mac Discount Notes	0.130%	9/16/13	1,000	1,000
35,995
Total Temporary Cash Investments (Cost $1,592,319)	1,592,320
Total Investments (100.3%) (Cost $33,298,972)	44,562,791
Other Assets and Liabilities-Net (-0.3%)[5]	(125,006)
Net Assets (100%)	44,437,785

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $49,105,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 2.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $49,474,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $16,797,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,321,947	648.524	—
Temporary Cash Investments	1,556,325	35,995	—
Futures Contracts—Liabilities[1]	(955)	—	—
Total	43,877,317	684,519	—
1 Represents variation margin on the last day of the reporting period.

Windsor II Fund

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	901	378,533	12,233
E-mini S&P 500 Index	September 2013	43	3,613	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2012		from		July 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	557,491	952	—	15,894	639,495
Exelis Inc.	136,271	—	6,701	3,818	175,187
Service Corp. International	292,496	—	183,753	2,156	N/A [1]
Xylem Inc.	241,399	—	96,205	2,131	N/A1
	1,227,657			23,999	814,682

1 Not applicable — At July 31, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At July 31, 2013, the cost of investment securities for tax purposes was $33,298,972,000. Net unrealized appreciation of investment securities for tax purposes was $11,263,819,000 consisting of

Windsor II Fund

unrealized gains of $13,745,374,000 on securities that had risen in value since their purchase and $2,481,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.